INCOME TAXES - Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, beginning balance	$ 2,373	$ 1,438
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	508	0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(410)	0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	691	935
Gross unrecognized tax benefits, ending balance	$ 3,162	$ 2,373